UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

Semiannual Report

February 29, 2008

MRF

American Income
Fund

American Income Fund

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Explanation of Financial Statements

2	Fund Overview

3	Financial Statements

7	Notes to Financial Statements

15	Schedule of Investments

23	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies. Included within the notes to financial statements is the Financial Highlights. This table provides a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

We hope this guide to your shareholder report will help you get the most out of this important resource.

American Income Fund 2008 Semiannual Report

Fund OVERVIEW

Portfolio Allocation

As a percentage of total investments on February 29, 2008

CMO – Private Mortgage-Backed Securities	32%
U.S. Government Agency Mortgage-Backed Securities	29%
High Yield Corporate Bonds	17%
CMO – U.S. Agency Mortgage-Backed Securities	9%
Asset-Backed Securities	7%
Investment-Grade Corporate Bonds	2%
Short-Term Investments	2%
Municipal Bonds	1%
Preferred Stocks	1%
100%

CMO: Collateralized Mortgage Obligation

American Income Fund 2008 Semiannual Report

FINANCIAL STATEMENTS

Statement of Assets and Liabilities February 29, 2008 (unaudited)

Assets:
Unaffiliated investments, at value (cost: $107,425,486) (note 2)	$104,577,196
Affiliated money market fund, at value (cost: $963,541) (note 3)	963,541
Receivable for investments sold	2,800,000
Receivable for accrued interest	918,929
Prepaid expenses and other assets	15,748
Total assets	109,275,414
Liabilities:
Payable for investments purchased	2,549,499
Payable for investments purchased on a when issued basis (note 2)	2,045,625
Bank overdraft	12,782
Payable for reverse repurchase agreements (note 2)	24,656,000
Payable for futures variation margin (note 2)	178,656
Payable for swap agreements	787,569
Payable for investment advisory fees (note 3)	41,125
Payable for administrative fees (note 3)	6,327
Payable for professional fees	22,156
Payable for transfer agent fees	5,505
Payable for interest expense	24,145
Payable for other expenses	15,299
Total liabilities	30,344,688
Net assets applicable to outstanding capital stock	$78,930,726
Composition of net assets:
Capital stock and additional paid-in capital	$92,529,488
Undistributed net investment income	177,458
Accumulated net realized loss on investments, futures contracts and swap agreements (note 5)	(10,568,143)
Net unrealized depreciation of investments	(2,848,290)
Net unrealized depreciation of futures contracts	(229,895)
Net unrealized depreciation of swap agreements	(129,892)
Total–representing net assets applicable to capital stock	$78,930,726
Net asset value and market price of capital stock:
Net assets outstanding	$78,930,726
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,454,221
Net asset value per share	$8.35
Market price per share	$7.94

See accompanying Notes to Financial Statements.

American Income Fund 2008 Semiannual Report

Financial STATEMENTS continued

Statement of Operations For the Six-Month Period Ended February 29, 2008 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,344,648
Dividends from unaffiliated investments	26,764
Dividends from affiliated money market fund	27,477
Total investment income	3,398,889
Expenses (note 3):
Investment advisory fees	263,750
Interest expense	597,861
Administrative fees	40,577
Custodian fees	2,329
Professional fees	24,841
Postage and printing fees	14,704
Transfer agent fees	9,613
Listing fees	11,843
Directors' fees	12,349
Other expenses	19,301
Total expenses	997,168
Less: Fee reimbursements (note 3)	(1,224)
Less: Indirect payments from the custodian	(292)
Total net expenses	995,652
Net investment income	2,403,237
Net realized and unrealized gains (losses) on investments in securities, futures contracts, and swap agreements (notes 2 and 4):
Net realized gain (loss) on:
Investments	(353,909)
Futures contracts	(1,072,925)
Swap agreements	148,828
Net change in unrealized appreciation or depreciation of:
Investments	(1,146,053)
Futures contracts	(240,618)
Swap agreements	(244,833)
Net loss on investments	(2,909,510)
Net decrease in net assets resulting from operations	$(506,273)

See accompanying Notes to Financial Statements.

American Income Fund 2008 Semiannual Report

Statement of Changes in Net Assets

	Six-Month Period Ended 2/29/08 (unaudited)	Year Ended 8/31/07
Operations:
Net investment income	$2,403,237	$4,744,281
Net realized gain (loss) on:
Investments	(353,909)	506,870
Futures contracts	(1,072,925)	(321,329)
Swap agreements	148,828	46,349
Net change in unrealized appreciation or depreciation of:
Investments	(1,146,053)	(1,351,742)
Futures contracts	(240,618)	73,750
Swap agreements	(244,833)	114,941
Net increase (decrease) in net assets resulting from operations	(506,273)	3,813,120
Distributions to shareholders (note 2):
From net investment income	(2,410,827)	(4,868,926)
Total decrease in net assets	(2,917,100)	(1,055,806)
Net assets at beginning of period	81,847,826	82,903,632
Net assets at end of period	$78,930,726	$81,847,826
Undistributed net investment income	$177,458	$185,048

See accompanying Notes to Financial Statements.

American Income Fund 2008 Semiannual Report

FINANCIAL STATEMENTS concluded

Statement of Cash Flows For the Six-Month Period Ended February 29, 2008 (unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(506,273)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(43,553,839)
Proceeds from sales of investments	36,735,922
Net purchases/sales of short-term investments	(1,096,302)
Net amortization of bond discount and premium	(53,293)
Net change in unrealized appreciation or depreciation of investments	1,146,053
Net change in unrealized appreciation or depreciation of futures contacts	240,618
Net change in unrealized appreciation or depreciation of swap agreements	244,833
Net realized gain/loss on investments	353,909
Net realized gain/loss on futures contracts	1,072,925
Net realized gain/loss on swap agreements	(148,828)
Increase in receivable for accrued interest	(4,820)
Increase in prepaid expenses and other assets	(489)
Decrease in receivable for futures variation margin	(1,108,481)
Increase in receivable for swap agreements	796,567
Increase in accrued fees and expenses	2,496
Net cash used in operating activities	(5,879,002)
Cash flows from financing activities:
Net proceeds from reverse repurchase agreements	8,277,047
Distributions paid to shareholders	(2,410,827)
Net cash provided by financing activities	5,866,220
Net decrease in cash	(12,782)
Cash at beginning of period	—
Cash at end of period	$(12,782)
Supplemental disclosure of cash flow information: Cash paid for interest	$609,367

See accompanying Notes to Financial Statements.

American Income Fund 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 29, 2008)

(1) Organization
   American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) Summary of Significant Accounting Policies
   Security Valuations

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of February 29, 2008, the fund held fair valued securities with a total value of $11,386, or 0.01% of net assets.

American Income Fund 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund's overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 29, 2008, the weighted average borrowing's outstanding were $25,213,207. The weighted average interest rate paid by the fund on such borrowings was 4.74%.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 29, 2008, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possiblity that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 29, 2008, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

American Income Fund 2008 Semiannual Report

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 29, 2008, the fund had no written or purchased options outstanding.

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage exposure to interest rate and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal). As of February 29, 2008, the fund had no outstanding interest rate swap agreements.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified reference entity on its obligation (typically corporate issues or sovereign issues of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of particular issuers (i.e., to reduce risk where the fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. As of February 29, 2008, the fund had outstanding credit default swap agreements as disclosed in the Schedule of Investments.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

American Income Fund 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 29, 2008, the fund had when-issued or forward-commitment securities outstanding with a total cost of $2,045,625.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 29, 2008, the fund had no dollar roll transactions.

Illiquid Securities and Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund's board of directors as reflecting fair value. Illiquid securities may include restricted securities, which are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

As of February 29, 2008, the fund held one illiquid security, the value of which was $11,386, which represents 0.01% of net assets. As of February 29, 2008, there were no restricted securities. Information concerning the illiquid security is as follows:

Security	Par	Date Acquired	Cost Basis
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21	$11,924	7/93	$2,965

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sales and post-October losses, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

American Income Fund 2008 Semiannual Report

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of distributions paid during the six-month period ended February 29, 2008 (estimated) and the fiscal year ended August 31, 2007, were as follows:

	2/29/08	8/31/07
Distributions paid from:
Ordinary income	$2,410,827	$4,868,926

At August 31, 2007, the fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$299,988
Accumulated capital and post-October losses	(9,167,491)
Unrealized depreciation	(1,814,159)
Accumulated deficit	$(10,681,662)

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

American Income Fund 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

(3) Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, Inc. ("FAF Advisors"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this administration agreement, FAF Advisors receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 29, 2008, custodian fees were increased by $245 as a result of overdrafts and reduced by $292 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 29, 2008, legal fees and expenses of $3,627 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods.

American Income Fund 2008 Semiannual Report

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 29, 2008, aggregated $38,756,316 and $34,812,939, respectively.

(5) Capital Loss Carryover
   For federal income tax purposes, the fund had capital loss carryovers at August 31, 2007, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as follows:

Capital Loss Carryover	Expiration
$4,931,683	2008
662,186	2009
3,362,188	2010
176,811	2015
$9,132,868

The fund incurred a loss for tax purposes for the period from November 1, 2006 to August 31, 2007. As permitted by tax regulations, the fund intends to elect to defer and treat this loss of $34,623 as arising in the fiscal year ended August 31, 2008.

(6) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) New Accounting Pronouncements   On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold would be recorded as a tax expense in the current year. The fund has adopted FIN 48 and as of February 29, 2008, the fund did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the fund does not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

American Income Fund 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS concluded

(8) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/29/2008		Year Ended August 31,		Ten-Month Fiscal Period Ended
	(unaudited)		2007	2006	August 31, 2005
Per-Share Data
Net asset value, beginning of period	$8.66		$8.77	$8.98	$9.17
Operations:
Net investment income	0.25		0.50	0.52	0.48
Net realized and unrealized gains (losses) on investments, futures contracts, and swap agreements	(0.30)		(0.10)	(0.21)	(0.18)
Total from operations	(0.05)		0.40	0.31	0.30
Distributions to shareholders:
From net investment income	(0.26)		(0.51)	(0.52)	(0.47)
Tax return of capital	—		—	—	(0.02)
Total distributions to shareholders	(0.26)		(0.51)	(0.52)	(0.49)
Net asset value, end of period	$8.35		$8.66	$8.77	$8.98
Market value, end of period	$7.94		$8.00	$8.01	$8.13
Selected Information
Total return, net asset value (a)	(0.69	)% (d)	4.68%	3.62%	3.86	% (d)
Total return, market value (b)	2.50	% (d)	6.32%	5.23%	0.85	% (d)
Net assets at end of period (in millions)	$79		$82	$83	$85
Ratio of expenses to average weekly net assets excluding interest expense	0.98	% (e)	0.98%	0.97%	0.96	% (e)
Ratio of expenses to average weekly net assets	2.46	% (e)	2.27%	2.26%	1.62	% (e)
Ratio of net investment income to average weekly net assets	5.94	% (e)	5.70%	5.96%	6.35	% (e)
Portfolio turnover rate	33%		107%	80%	168%
Amount of borrowings outstanding at end of period (in millions)	$25		$16	$27	$23
Per-share amount of borrowings outstanding at end of period	$2.61		$1.73	$2.90	$2.45
Per-share amount of net assets, excluding borrowings, at end of period	$10.96		$10.39	$11.67	$11.43
Asset coverage ratio (c)	420%		600%	403%	467%

	Year Ended October 31,
	2004		2003	2002
Per-Share Data
Net asset value, beginning of period	$9.06		$8.70	$9.19
Operations:
Net investment income	0.64		0.67	0.70
Net realized and unrealized gains (losses) on investments, futures contracts, and swap agreements	0.11		0.37	(0.50)
Total from operations	0.75		1.04	0.20
Distributions to shareholders:
From net investment income	(0.64)		(0.68)	(0.69)
Tax return of capital	—		—	—
Total distributions to shareholders	(0.64)		(0.68)	(0.69)
Net asset value, end of period	$9.17		$9.06	$8.70
Market value, end of period	$8.55		$8.55	$8.37
Selected Information
Total return, net asset value (a)	9.02%		12.53%	2.48%
Total return, market value (b)	7.71%		10.38%	6.22%
Net assets at end of period (in millions)	$87		$86	$82
Ratio of expenses to average weekly net assets excluding interest expense	0.93%		0.95%	0.96%
Ratio of expenses to average weekly net assets	1.23%		1.48%	2.00%
Ratio of net investment income to average weekly net assets	7.00%		7.49%	7.88%
Portfolio turnover rate	193	% (f)	135%	54%
Amount of borrowings outstanding at end of period (in millions)	$22		$10	$33
Per-share amount of borrowings outstanding at end of period	$2.28		$1.04	$3.48
Per-share amount of net assets, excluding borrowings, at end of period	$11.45		$10.10	$12.18
Asset coverage ratio (c)	502%		970%	350%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

(f)  The large turnover is due to increased activity in mortgage dollar roll transactions.

American Income Fund 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Income Fund  February 29, 2008

Description of Security	Par	Market Value (a)
(Percentages of each investment category relate to net assets)
High Yield Corporate Bonds — 22.8%
Banking — 0.2%
Washington Mutual Preferred Funding LLC, 9.75%, 10/29/49 (b)	$200,000	$172,000
Basic Industry — 3.3%
Evraz Group, 8.25%, 11/10/15 (b)	250,000	247,000
FMG Finance Property, 10.00%, 9/1/13 (b)	250,000	271,250
Georgia Pacific, 7.13%, 1/15/17 (b)	250,000	232,500
Griffin Coal Mining, 9.50%, 12/1/16 (b)	200,000	156,000
Hexion, 9.75%, 11/15/14	250,000	258,750
Ineos Group Holdings, 8.50%, 2/15/16 (b)	150,000	112,500
Massey Energy, 6.88%, 12/15/13	250,000	242,500
Momentive Performance Materials, 9.75%, 12/1/14 (b)	250,000	223,750
Newark Group, 9.75%, 3/15/14	200,000	176,500
Noble Group, 6.63%, 3/17/15 (b)	250,000	222,157
Nova Chemicals, 6.50%, 1/15/12	250,000	234,375
Stone Container, 8.38%, 7/1/12	200,000	188,000
		2,565,282
Capital Goods — 0.9%
Allied Waste North America, 6.13%, 2/15/14	300,000	284,250
Case New Holland, 7.13%, 3/1/14	200,000	200,000
Hawker Beechcraft Acquisition Company, 9.75%, 4/1/17	150,000	148,875
Ply Gem Industries, 9.00%, 2/15/12	100,000	72,500
		705,625
Communications — 3.2%
CCH I, 11.00%, 10/1/15	150,000	104,250
CCO Holding LLC, 8.75%, 11/15/13	500,000	438,750
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	248,437
Dex Media, 8.00%, 11/15/13	200,000	142,000
DirecTV Holdings LLC, 8.38%, 3/15/13	250,000	257,500
Idearc, 8.00%, 11/15/16	250,000	147,500
Intelsat, 8.63%, 1/15/15	250,000	250,000
Level 3 Financing, 12.25%, 3/15/13	250,000	232,500
MetroPCS Wireless, 9.25%, 11/1/14	250,000	220,000
Panamsat, 9.00%, 6/15/16	250,000	250,000
UBS Luxembourg SA, 8.25%, 5/23/16 (b)	250,000	247,825
		2,538,762
Consumer Cyclical — 4.4%
Buffalo Thunder Development Authority, 9.38%, 12/15/14 (b)	250,000	190,000
Denny's Holdings, 10.00%, 10/1/12	100,000	94,500
Ford Motor Credit, 7.00%, 10/1/13	500,000	410,286
Galaxy Entertainment, 9.88%, 12/15/12 (b)	250,000	248,750
General Motors, 8.25%, 7/15/23	250,000	189,063
General Motors Acceptance Corporation, 5.63%, 5/15/09	300,000	279,898
6.88%, 9/15/11	200,000	163,185
Goodyear Tire & Rubber, 7.86%, 8/15/11	200,000	202,500
Hanesbrands, 8.73%, 12/15/14 (c)	250,000	220,000
KB Home, 7.75%, 2/1/10	150,000	143,063
Michaels Stores, 11.38%, 11/1/14	150,000	124,125
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	247,500
Neiman Marcus Group, 10.38%, 10/15/15	190,000	189,288
Rite Aid, 7.50%, 3/1/17	200,000	175,000

See accompanying Notes to Schedule of Investments.

American Income Fund 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Par	Market Value (a)
Sally Holdings LLC, 10.50%, 11/15/16	$200,000	$182,000
Shimao Property Holdings Limited, 8.00%, 12/1/16 (b)	250,000	192,500
Wynn Las Vegas, 6.63%, 12/1/14	250,000	240,000
		3,491,658
Consumer Non Cyclical — 3.5%
Cardinal Health 409, 9.50%, 4/15/15 (b)	250,000	203,750
Community Health Systems, 8.88%, 7/15/15	250,000	245,313
Constellation Brands, 7.25%, 5/15/17	200,000	192,500
Delhaize America, 9.00%, 4/15/31	231,000	280,126
HCA, 6.50%, 2/15/16	350,000	295,750
Health Management Associates, 6.13%, 4/15/16	350,000	292,250
LVB Acquisition Merger, 11.63%, 10/15/17 (b)	150,000	147,563
Omnicare, 6.75%, 12/15/13	200,000	178,000
Smithfield Foods, 7.75%, 5/15/13	250,000	245,625
Stater Brothers Holdings, 7.75%, 4/15/15	250,000	237,500
Supervalu, 7.50%, 5/15/12	250,000	256,787
Vitro SAB, 9.13%, 2/1/17	250,000	219,625
		2,794,789
Electric — 2.9%
Aquila, 14.88%, 7/1/12	285,000	350,550
Ava Capital Trust III, 6.50%, 4/1/34 (c)	300,000	303,967
Dynegy Holdings, 7.75%, 6/1/19 (b)	500,000	465,000
ISA Capital do Brasil, 8.80%, 1/30/17 (b)	250,000	262,500
Mirant Americas Generation LLC, 8.30%, 5/1/11	250,000	251,563
Reliant Energy, 7.63%, 6/15/14	250,000	246,875
Texas Competitive Electric Holdings, 10.25%, 11/1/15 (b)	450,000	438,750
		2,319,205
Energy — 0.6%
Chesapeake Energy, 7.00%, 8/15/14	250,000	250,625
Tesoro, 6.63%, 11/1/15	250,000	236,250
		486,875
Financial — 0.6%
Axcan Intermediate Holdings, 9.25%, 3/1/15 (b)	200,000	198,000
Teco Finance, 6.57%, 11/1/17 (b)	250,000	248,125
		446,125
Industrials Other — 1.0%
Aramark, 8.50%, 2/1/15	200,000	197,000
Briggs & Stratton, 8.88%, 3/15/11	282,000	296,100
Chart Industries, 9.13%, 10/15/15	300,000	294,750
		787,850
Natural Gas — 1.0%
El Paso Energy, Series MTN, 7.80%, 8/1/31	100,000	103,152
SemGroup, 8.75%, 11/15/15 (b)	250,000	232,500
Southern Union, 7.20%, 11/1/66 (c)	200,000	183,206
Targa Resources, 8.50%, 11/1/13 (b)	250,000	231,875
		750,733
Real Estate — 0.2%
Greentown China Holdings, 9.00%, 11/8/13 (b)	200,000	150,000
Sovereign — 0.3%
Republic of Uruguay, 8.00%, 11/18/22	250,000	270,000

See accompanying Notes to Schedule of Investments.

American Income Fund 2008 Semiannual Report

American Income Fund (continued)

Description of Security	Par	Market Value (a)
Technology — 0.7%
First Data, 9.88%, 9/24/15 (b)	$150,000	$130,125
Lucent Technologies, 6.45%, 3/15/29	250,000	187,500
NXP BV/NXP Funding, 9.50%, 10/15/15	250,000	207,345
		524,970
Total High Yield Corporate Bonds (cost: $19,184,167)		18,003,874
U.S. Government Agency Mortgage-Backed Securities — 38.3%
Adjustable Rate (c) — 0.8%
Federal Home Loan Mortgage Corporation, 6.96%, 9/1/18, #605911	164	167
Federal National Mortgage Association, 6.80%, 7/1/27, #70179	1,691	1,721
6.55%, 10/1/32, #725110 (d)	332,272	343,056
Government National Mortgage Association, 6.13%, 12/20/22, #008096	280,194	280,788
		625,732
Fixed Rate — 37.5%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	93,551	98,180
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, #C00676 (d)	270,873	284,276
5.50%, 10/1/33, #A15120 (d)	1,062,804	1,073,215
Federal National Mortgage Association, 6.50%, 10/1/08, #735273	913,265	953,432
6.00%, 12/1/13, #190179 (d)	284,872	291,934
7.50%, 5/1/15, #537440	28,227	29,537
7.00%, 6/1/17, #254384	192,405	202,220
7.00%, 7/1/17, #254414 (d)	274,229	288,218
6.00%, 9/1/17, #653368	201,251	208,521
5.00%, 11/1/18, #750989 (d)	474,539	481,926
5.00%, 2/1/19, #767182 (d)	767,932	779,887
5.00%, 2/1/21, #745279 (d)	763,869	773,904
5.50%, 4/1/21, #840466 (d)	1,134,219	1,160,665
6.00%, 5/1/29, #323702 (d)	472,536	486,832
6.50%, 5/1/31, #540814	100,347	104,785
7.00%, 9/1/31, #596680 (d)	371,077	390,219
7.00%, 3/1/32, #635970	169,337	180,465
6.50%, 6/1/32, #596712 (d)	502,128	519,813
5.50%, 6/1/33, #709700 (d)	722,746	729,801
5.50%, 11/1/33, #555967 (d)	1,710,377	1,727,072
5.50%, 12/1/33, #756202 (d)	1,052,646	1,062,921
6.00%, 1/1/34, #763687 (d)	815,208	835,531
5.50%, 1/1/34, #766070 (d)	866,364	873,609
6.00%, 3/1/34, #745324 (d)	948,169	974,617
6.00%, 11/1/34, #743642 (d)	483,222	495,961
6.00%, 1/1/35, #810225 (d)	716,128	733,980
5.50%, 3/1/35, #815979 (d)	1,495,849	1,506,347
5.00%, 7/1/35, #828346 (d)	1,959,921	1,934,913
5.50%, 3/1/36, #878059 (d)	1,337,124	1,345,770
6.00%, 6/1/36, #882685 (d)	3,445,441	3,522,370
5.00%, 6/1/37, #944244 (d)	1,488,107	1,466,230
6.00%, 3/1/38 (e)	2,000,000	2,043,124

See accompanying Notes to Schedule of Investments.

American Income Fund 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Par	Market Value (a)
Government National Mortgage Association, 6.50%, 4/15/33, #602233	$313,018	$328,062
5.50%, 8/15/33, #604567	1,109,214	1,136,422
6.00%, 7/15/34, #631574	554,217	574,769
		29,599,528
Total U.S. Government Agency Mortgage-Backed Securities (cost: $29,735,565)		30,225,260
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 42.6%
Adjustable Rate (c) — 14.6%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.49%, 4/25/37	889,192	913,367
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21 (f)	11,924	11,386
Countrywide Alternative Loan Trust, 3.31%, 10/25/36	1,442,885	1,242,239
Goldman Sachs Mortgage Securities, Series 2005-AR1, Class B1, 4.88%, 1/25/35	1,464,792	1,397,664
Series 2003-1, Class B2, 6.97%, 3/25/43	1,827,682	1,955,664
Series 2003-10, Class 1A1, 4.72%, 10/25/33	1,263,377	1,252,699
Harborview Mortgage Loan Trust, 3.36%, 3/19/37 (c)	1,480,898	1,278,184
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.11%, 7/25/36	1,500,000	1,101,401
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.95%, 1/25/37	871,980	735,190
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2, 5.94%, 9/25/36	882,114	853,438
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 5.24%, 6/25/33	649,792	667,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.79%, 2/25/33	95,670	95,450
		11,504,577
Fixed Rate — 28.0%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	982,750	994,271
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.28%, 8/25/34	1,156,563	803,163
Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-8, Class DB1, 6.25%, 4/25/33	1,443,184	1,363,296
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	934,961
Series 2005-12, Class DB4, 5.84%, 1/25/36	820,874	90,606
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 2A1, 5.00%, 1/25/35	447,633	445,894
Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	778,699
First Horizon Alternative Mortgage Securities, Series 2005-FA5, 5.50%, Class 3A2, 8/25/35	1,238,355	1,212,101
GMAC Mortgage Corporation Loan Trust, Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,321,599
Series 2004-J5, Class A7, 6.50%, 1/25/35	843,107	856,545
Goldman Sachs Mortgage Securities, Series 2001-2, Class A, 7.50%, 6/19/32 (b)	279,997	304,429
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,238,791	975,024
JP Morgan Alternative Loan Trust, Series 2006-SI, Class 1A19, 6.50%, 3/25/36	1,055,242	1,068,119
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.15%, 10/25/34	1,114,763	1,141,588
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 (b)	1,072,706	1,158,380
Prime Mortgage Trust, Series 2004-2, Class B2, 5.04%, 11/25/19	358,993	343,039
Series 2004-2, Class B3, 5.04%, 11/25/19	269,037	245,639
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18	873,183	825,520
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.32%, 4/25/31	992,034	891,669
Series 2004-SL4, Class A3, 6.50%, 7/25/32	858,239	861,552
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.46%, 4/25/33	374,866	308,740
Washington Mutual Mortgage, Series 2004-RA3, Class 2A, 6.38%, 8/25/38	430,147	430,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-7, Class A3, 4.50%, 8/25/18	581,961	591,807
Series 2004-7, Class 2A2, 5.00%, 7/25/19	668,753	662,693

See accompanying Notes to Schedule of Investments.

American Income Fund 2008 Semiannual Report

American Income Fund (continued)

Description of Security	Par	Market Value (a)
Series 2004-7, Class B2, 4.72%, 7/25/19	$602,535	$570,567
Series 2004-7, Class B3, 4.72%, 7/25/19	452,105	409,832
Series 2005-3, Class A9, 5.50%, 5/25/35	1,714,081	1,395,507
Series 2007-9, Class 1A4, 5.50%, 7/25/37	1,240,000	1,096,599
		22,082,389
Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (cost: $35,592,480)		33,586,966
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 13.2%
Fixed Rate — 8.6%
Federal Home Loan Mortgage Corporation, Series 2690, Class OE, 5.00%, 11/15/28	1,274,000	1,313,607
Series 2972, Class KA, 4.50%, 6/15/18	710,360	718,644
Series 3294, Class DB, 4.50%, 3/15/22	1,000,000	971,799
Federal National Mortgage Association, Series 2004-27, Class HB, 4.00%, 5/25/19 (d)	1,923,137	1,820,201
Series 2004-29, Class WG, 4.50%, 5/25/19	942,115	924,417
Series 2004-90, Class GA, 4.35%, 3/25/34	654,421	660,256
Series 2002-WI, Class 2A, 7.50%, 2/25/42	356,726	387,214
		6,796,138
Z-Bonds (g) — 4.6%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33	1,841,987	1,551,234
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31	1,942,878	2,065,395
		3,616,629
Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (cost: $9,818,216)		10,412,767
Asset-Backed Securities — 9.7%
Commercial — 1.8%
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D, 6.18%, 9/11/42 (b) (c)	475,000	307,376
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B, 5.50%, 12/15/44 (c)	425,000	353,151
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.13%, 7/12/38	500,000	395,312
Morgan Stanley Capital I, Series 2005-HQ6, Class B, 5.15%, 8/13/42	445,000	367,557
		1,423,396
Credit Cards — 2.0%
American Express Issuance Trust, Series 2005-1, Class C, 3.45%, 8/15/11 (c)	435,000	399,309
Discover Card Master Trust, Series 2007-C1, Class C1, 3.44%, 1/15/13 (c)	370,000	332,835
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 6.01%, 5/15/14 (b) (c)	1,000,000	882,347
		1,614,491
Home Equity — 3.4%
Residential Funding Mortgage Securities II, Series 2004-HI2, Class A4, 5.24%, 9/25/18	543,281	521,799
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (h)	2,227,920	2,158,521
		2,680,320
Manufactured Housing — 1.3%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	238,914	249,631
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	745,783
		995,414

See accompanying Notes to Schedule of Investments.

American Income Fund 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (continued)

Description of Security	Par/ Shares	Market Value (a)
Other — 1.2%
Crown Castle Towers LLC, Series 2005-1A, Class D, 5.61%, 6/15/35 (b)	$1,000,000	$942,020
Total Asset-Backed Securities (cost: $8,275,736)		7,655,641
Investment Grade Corporate Bonds — 3.1%
Basic Industry — 0.8%
Southern Copper, 7.50%, 7/27/35	400,000	411,256
Vale Overseas, 6.25%, 1/11/16	250,000	252,908
		664,164
Communications — 0.5%
Qwest, 8.88%, 3/15/12	400,000	417,500
Consumer Non Cyclical — 0.7%
Fisher Scientific International, 6.75%, 8/15/14	500,000	510,170
Energy — 0.2%
TNK BP Finance, 6.63%, 3/20/17 (b)	200,000	179,000
Finance — 0.3%
Capital One Financial, 6.75%, 9/15/17	200,000	201,096
Transportation — 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	500,625
Total Investment Grade Corporate Bonds (cost: $2,474,734)		2,472,555
Municipal Bond — 0.9%
Sullivan County, Tennessee, Heath, Educational and Housing Facilities Board, Hospital Revenue, Welmont Health System, 6.95%, 9/1/16 (cost $695,000)	695,000	707,725
Preferred Stocks — 0.9%
Real Estate Investment Trusts — 0.7%
Ashford Hospitality Trust, Series D	5,000	96,000
Citigroup	5,000	126,150
Freddie Mac	5,000	128,750
iStar Financial, Series G	1,000	16,510
National Retail Properties, Series C	4,000	86,840
Northstar Realty Finance, Series A	4,000	67,800
Series B	4,000	63,200
		585,250
Wireless Communication — 0.2%
United States Cellular	6,000	135,660
Total Preferred Stocks (cost: $852,300)		720,910
Convertible Security — 0.1%
Basic Industry — 0.1%
Coeur D' Alene Mines, 1.25%, 1/15/24 (cost: $99,040)	$100,000	93,250
Short-Term Investments — 2.1%
Money Market Fund — 1.2%
First American Prime Obligations Fund, Class Z (i)	963,541	963,541

See accompanying Notes to Schedule of Investments.

American Income Fund 2008 Semiannual Report

American Income Fund (continued)

Description of Security	Par	Market Value (a)
U.S. Treasury Obligation (j) — 0.9%
U.S. Treasury Bill, 1.00%, 3/20/08	$10,000	$9,989
3.00%, 3/20/08	160,000	159,774
1.00%, 4/17/08	530,000	528,485
		698,248
Total Short-Term Investments (cost: $1,661,789)		1,661,789
Total Investments (k) — 133.7% (cost: $108,389,027)		105,540,737
Other Assets and Liabilities — (33.7)%		(26,610,011)
Total Net Assets — 100.0%		$78,930,726

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers." As of February 29, 2008, the value of these investments was $8,997,972 or 11.4% of total net assets. See note 2 in Notes to Financial Statements.

(c)  Variable Rate Security – The rate shown is the rate in effect as of February 29, 2008.

(d)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2008, securities valued at $25,903,268 were pledged as collateral for the following outstanding reverse repurchase agreements.

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,709,000	2/15/08	3.30%	3/14/08	$13,350	(1)
14,947,000	2/22/08	3.25%	3/24/08	10,795	(1)
$24,656,000				$24,145

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $270,873 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,062,804 par
Federal National Mortgage Association, 6.00%, 12/1/13, $284,872 par
Federal National Mortgage Association, 7.00%, 7/1/17, $274,229 par
Federal National Mortgage Association, 5.00%, 11/1/18, $474,539 par
Federal National Mortgage Association, 5.00%, 2/1/19, $767,932 par
Federal National Mortgage Association, 4.00%, 5/25/19, $1,923,137 par
Federal National Mortgage Association, 5.00%, 2/1/21, $763,869 par
Federal National Mortgage Association, 5.50%, 4/1/21, $1,134,219 par
Federal National Mortgage Association, 6.00%, 5/1/29, $472,536 par
Federal National Mortgage Association, 7.00%, 9/1/31, $371,077 par
Federal National Mortgage Association, 6.50%, 6/1/32, $502,128 par
Federal National Mortgage Association, 6.549%, 10/1/32, $332,272 par
Federal National Mortgage Association, 5.50%, 6/1/33, $722,746 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,710,377 par
Federal National Mortgage Association, 5.50%, 12/1/33, $1,052,646 par

American Income Fund 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Income Fund (concluded)

Federal National Mortgage Association, 5.50%, 1/1/34, $866,364 par
Federal National Mortgage Association, 6.00%, 1/1/34, $815,208 par
Federal National Mortgage Association, 6.00%, 3/1/34, $948,169 par
Federal National Mortgage Association, 6.00%, 11/1/34, $483,222 par
Federal National Mortgage Association, 6.00%, 1/1/35, $716,128 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,495,849 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,959,921 par
Federal National Mortgage Association, 5.50%, 3/1/36, $1,337,124 par
Federal National Mortgage Association, 6.00%, 6/1/36, $3,445,441 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,488,107 par

(e)  Security purchased on a when-issued basis. On February 29, 2008, the total cost of investments on a when-issued basis was $2,045,625 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Security is fair valued and illiquid. As of February 29, 2008, the value of this investment was $11,386 or 0.01% of net assets.

(g)  Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(h)  Delayed interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

(i)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(j)  Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of February 29, 2008.

(k)  On February 29, 2008, the cost of investments in securities was $108,389,027. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,685,200
Gross unrealized depreciation	(4,533,490)
Net unrealized depreciation	$(2,848,290)

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 5 Year Note Futures	82	$(9,368,500)	June 2008	$(110,048)
U.S. Treasury 10 Year Note Futures	34	(3,987,564)	June 2008	(74,157)
U.S. Treasury Long Bond Futures	20	(2,372,500)	June 2008	(45,690)
				$(229,895)

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Deutsche Bank	Dow Jones CDX HY9 Index	Sell	1.40%	12/20/2012	$1,000,000	$(23,704)
JP Morgan	Dow Jones CDX HY9 Index	Sell	3.75%	12/20/2012	2,178,000	(78,190)
JP Morgan	ABX HE A 07-1	Sell	0.64%	08/25/2037	300,000	(18,119)
UBS	ITRAXX ASIA EX Japan HY	Sell	2.50%	12/20/2012	1,800,000	(19,281)
Turkey Government UBS	International Bond	Buy	1.48%	07/20/2012	300,000	9,402
						$(129,892)

American Income Fund 2008 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 4, 2007. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, and the number of abstentions, are set forth below. There were no broker non-votes.

(1)  The fund's shareholders elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	8,340,556	572,262
Roger A. Gibson	8,349,601	563,217
Victoria J. Herget	8,348,284	564,534
John P. Kayser	8,349,401	563,417
Leonard W. Kedrowski	8,345,214	567,604
Richard K. Riederer	8,348,793	564,025
Joseph D. Strauss	8,345,509	567,309
Virginia L. Stringer	8,344,598	568,220
James M. Wade	8,349,635	563,183

(2)  The fund's shareholders ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2007. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions
8,782,958	71,469	58,391

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter end.

CERTIFICATIONS

In December 2007, the fund's Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules.

The certifications of the fund's Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act were filed with the fund's Form N-CSR filings and are available on the U.S. Securities and Exchange Commission's website at www.sec.gov.

American Income Fund 2008 Semiannual Report

(This page has been left blank intentionally.)

BOARD OF DIRECTORS

Virginia Stringer

Chairperson of American Income Fund, Inc.
Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of American Income Fund, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,
and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of American Income Fund, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of American Income Fund, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of American Income Fund, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of American Income Fund, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of American Income Fund, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of American Income Fund, Inc.
Owner and President of Strauss Management Company

James Wade

Director of American Income Fund, Inc.
Owner and President of Jim Wade Homes

American Income Fund's Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2008 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2008 0074-08 MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 5, 2008

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: May 5, 2008